SCHEDULE OF DUE FROM (TO) RELATED PARTY TRANSACTION (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Due from a related party	[1]		$ 714,527
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Due to a director		$ 297,221	$ 37,512

[1]	No longer considered as related parties since June 5, 2025.